Other payables and accruals	6 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Other payables and accruals	6. Other payables and accrued expenses
2025
USD

Accrued expenses	3,500
Other payables	15,003

18,503

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Other payables and accruals
22.	Other payables and accruals

	2025	2024
	(Unaudited)	(Unaudited)
	USD	USD

Other payables	1,226,589	892,292
Accruals	209,724	151,710
Deposit received	15,909	32,721

	1,452,222	1,076,723

22.	Other payables and accruals
	2025	2024
	USD	USD

Other payables	816,176	719,711
Accruals	48,734	129,740
Deposit received	13,511	106,612

	878,421	956,063